Operating Revenue (Tables) - VEON Holdings B.V. [Member]	12 Months Ended
Dec. 31, 2024
Operating Revenue (Tables) [Line Items]
Schedule of Liabilities Arising from Contracts with Customers

The table below provides a breakdown of revenue from contracts with customers for the year ended December 31:

	Service revenue				Other revenue		Total revenue
	Mobile		Fixed
	2024	2023	2024	2023	2024	2023	2024	2023
Kyivstar	865	859	50	52	4	4	919	915
Total	865	859	50	52	4	4	919	915

Schedule of Contract Balances and Capitalized Customer Acquisition Costs

The following table provides a breakdown of contract balances and capitalized customer acquisition costs as of December 31:

	2024	2023
Customer acquisition costs	30	38
Connection costs	2	3
Start packages and scratch-cards	1	1
Fixed line connections	1	1
Other assets	2	1
Total assets arising from contracts with customers	36	44

Schedule of Liabilities Arising from Contracts with Customers

Liabilities arising from contracts with customers consisted of the following as of December 31:

	2024	2023
Deferred revenue	30	23
Advances received from customers	7	7
Total liabilities arising from contracts with customers	37	30